Employee Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefits
18. Employee Benefits
Defined Contribution Savings Plans
Certain of the Company’s employees participate in a defined contribution savings plan sponsored by the Company. For the Successor year ended December 31, 2022, the six months ended December 31, 2021, and the Predecessor six months ended June 30, 2021 and year ended December 31, 2020, expenses were $59 million, $24 million, $31 million, and $46 million, respectively. Expenses were recognized in Cost of services, exclusive of depreciation and amortization and Selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income (Loss).